LEASES - Schedule of Weighted Average Remaining Lease Terms and Discount Rates (Details)	Mar. 31, 2026	Mar. 31, 2025
Leases [Abstract]
Weighted average remaining lease term (years)	1 year 3 months 3 days	2 years 8 months 26 days
Weighted average discount rate	3.60%	3.64%